Significant Accounting Policies - Recent Accounting Pronouncements (Policies)	6 Months Ended
Jun. 30, 2022
Significant Accounting Policies - Recent Accounting Pronouncements
Distinguishing liabilities from equity
a)	Distinguishing liabilities from equity: The Company follows the provisions of ASC 480 “Distinguishing liabilities from equity” to determine the classification of certain freestanding financial instruments as either liabilities or equity. The Company in its assessment for the accounting of the Class A and the prefunded warrants issued in connection with the January 2022 underwritten public offering (Note 6), has taken into consideration ASC 480 “Distinguishing liabilities from equity” and determined that the aforementioned warrants are out of the scope of ASC 480, hence should be classified as equity instead of liability. The Company further analyzed key features of the warrants to determine whether these are more akin to equity or to debt and concluded that the warrants are equity-like. In its assessment, the Company identified certain embedded features, examined whether these fall under the definition of a derivative according to ASC 815 applicable guidance or whether certain of these features affected the classification. Derivative accounting was deemed inappropriate and thus no bifurcation of these features was performed. Upon exercise of the warrants, the holder is entitled to receive common shares.

Share Based Payments
b)	Share Based Payments: The Company issues restricted share awards which are measured at their grant date fair value and are not subsequently re-measured. That cost is recognized over the period during which an employee is required to provide service in exchange for the award—the requisite service period (usually the vesting period). No compensation cost is recognized for equity instruments for which employees do not render the requisite service. Forfeitures of awards are accounted for when and if they occur. If an equity award is modified after the grant date, incremental compensation cost will be recognized in an amount equal to the excess of the fair value of the modified award over the fair value of the original award immediately before the modification.